Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Schedule of Restricted Assets

The components of the fair value of the restricted assets were as follows as of the dates indicated:

	June 30, 2013	December 31, 2012
Fixed maturity collateral pledged to FHLB	$3,383.9	$3,400.9
FHLB restricted stock(1)	144.5	144.6
Other fixed maturities-state deposits	240.6	262.1
Securities pledged(2)	1,357.0	1,605.5

Total restricted assets	$5,126.0	$5,413.1

(1)	Included in Other investments in the Condensed Consolidated Balance Sheets.
(2)

Includes the fair value of loaned securities of $363.3 and $601.8 as of June 30, 2013 and December 31, 2012, respectively, which is included in Securities pledged on the Condensed Consolidated Balance Sheets. In addition, as of June 30, 2013 and December 31, 2012, the Company delivered securities as collateral of $993.7 and $1.0 billion, respectively, which was included in Securities pledged in the Condensed Consolidated Balance Sheets.

The components of the fair value of the restricted assets were as follows as of December 31, 2012 and 2011:

	2012	2011
Fixed maturity collateral pledged to FHLB	$3,400.9	$4,106.5
FHLB restricted stock(1)	144.6	172.9
Other fixed maturities-state deposits	262.1	260.8
Securities pledged(2)	1,605.5	2,253.5

Total restricted assets	$5,413.1	$6,793.7

(1)	Reported in Other investments on the Consolidated Balance Sheets.
(2)	Includes the fair value of loaned securities of $601.8 and $1.0 billion as of December 31, 2012 and 2011, respectively, which is included in Securities pledged on the Consolidated Balance Sheets.